Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

16. Income Taxes – continued

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2018	2019	2020
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(37.7)	(15.8)	(20.9)
R&D expenses super-deduction	(20.5)	(3.8)	(0.7)
Non-deductible expenses and non-taxable income incurred	39.9	(2.1)	(2.2)
Difference in EIT rates of certain subsidiaries	(0.1)	(0.3)	0.1
Effect of preferential income tax rates	(6.5)	(3.1)	(0.8)
Total	(0.1)	(0.1)	0.5

Schedule of aggregate amount and per share effect of the tax holidays

The aggregate amount and per share effect of the preferential income tax rates are as follows:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	12,877	22,274	11,239	1,722
Basic net loss per share effect	—	—	—	—
Diluted net loss per share effect	—	—	—	—

Schedule of significant components of deferred tax assets and liabilities

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	10,485	7,596	1,164
Net operating loss carry forwards	1,161,298	1,044,010	160,002
Carryforwards of deductible advertising expenses	12,237	11,500	1,762
Allowance for doubtful accounts	62,276	269,615	41,320
Subtotal	1,246,296	1,332,721	204,248
Less: valuation allowance	(1,246,296)	(1,332,721)	(204,248)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(23,658)	(14,861)	(2,278)
Total non-current deferred tax liabilities, net	(23,658)	(14,861)	(2,278)

Schedule of movement of valuation allowance

Movement of valuation allowance

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	1,198,872	1,207,426	1,246,296	191,002
Additions	128,464	143,227	396,582	60,780
Written-off for expiration of net operating losses	(10,584)	(98,818)	(304,939)	(46,734)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(109,326)	(5,539)	(5,218)	(800)
Balance at the end of the year	1,207,426	1,246,296	1,332,721	204,248